PROPERTY, PLANT & EQUIPMENT (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	$ 23,969	$ 23,991
Less: Accumulated depreciation/amortization	8,263	3,473
Property Plant and Equipment Net	15,706
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	6,612	6,619
Less: Accumulated depreciation/amortization	1,873	552
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property Plant and Equipment Gross	17,357	17,372
Less: Accumulated depreciation/amortization	$ 6,390	$ 2,921